Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of related-party transactions [Abstract]
Related-party transactions [Text block]
Philips Group
Related-party transactions
in millions of EUR
2015 - 2017
	2015	2016	2017
Sales of goods and services	222	207	196
Purchases of goods and services	87	81	62
Receivables from related parties	16	33	127
Payables to related parties	4	3	36